DEPOSITS AND PREPAID EXPENSES	12 Months Ended
May 31, 2025
Deposits And Prepaid Expenses [Abstract]
DEPOSITS AND PREPAID EXPENSES [Text Block]

5. DEPOSITS AND PREPAID EXPENSES

	May 31, 2025 $	May 31, 2024 $
Prepaid Insurance	361,516	8,169
Prepaid Equipment	337,186	76,671
Prepaid Investor Relations	177,418	40,983
Prepaid Conferences	14,126	14,207
Prepaid Consulting Fees	12,215	14,050
Prepaid Marketing and Events	-	15,000
Deposits	50,697	45,027
Other	208,564	127,137
Total	1,161,722	341,244